Borrowings - Additional Information (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 01, 2024 $ / shares	Jun. 07, 2024 USD ($) tranche	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loss on remeasurement of bonds	$ 63,127,000	$ 0
Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 965,000,000
Number of tranches | tranche				2
Loss on remeasurement of bonds	$ 63,100,000
Conversion price (in dollars per share) | $ / shares			$ 10.00
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.80%				12.73%